Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 22, 2014	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	28,900	34,750
Remaining Life, Years	5 years 10 months 24 days
Stock options exercised	$ 520	$ 1,040
Compensation expense related to stock options	237	93
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 205	$ 143
Share price	$ 33.00	$ 33.00
Allocated Share-based Compensation Expense	$ 237	$ 93
Future compensation expense of non-vested restricted stock outstanding	963	744
Compensation expense related to restricted stock	205	142
Unrecognized Salaries And Employee Benefits Expense	207	$ 237
Common Stock, Dividend Rate, Percentage		50.00%
Net Income Reduction	$ 388	$ 187
Stock options exercised, shares	28,275	44,219
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 16.65
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 32.81
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, granted	13,100	9,400
Non-vested stock outstanding	34,615	30,415	28,035
Allocated Share-based Compensation Expense	$ 205	$ 143
Outside Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, granted	2,400
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 1	$ 1
Stock options exercised, shares	25,950
Norwood Financial Corp 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								412,500
Options, Granted	0	0		11,135	18,750	42,900
Norwood Financial Corp 2006 Stock Option Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								66,000
Options, Granted						6,000
Shares available for awards	0
Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							375,000
Options and restricted stock, granted		44,150	36,675	20,591	13,950
Shares available for awards	217,635
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted			24,000	10,616
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							63,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	185,510
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted		26,750
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, granted		9,000	9,000	6,375	9,750
Shares available for awards	21,075
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							60,000
Shares available for awards	32,125
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted		8,000
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							12,000
Restricted stock, granted		400	3,675	3,600	4,200
Shares available for awards	14,825
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock, granted	42,000
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	26,500
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	62,700
Restricted stock, granted	7,500
Shares increased (decrased)	(300)
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	32,300
Restricted stock, granted	5,600
Shares increased (decrased)	20,300